CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Cash flows from operating activities:
Net loss	$ (3,447)	$ (1,241)	$ (668)
Adjustments required to reconcile net loss from continuing operations to net cash used in operating activities:
Depreciation	174	151	190
Stock-based compensation	569	144	66
Gain on sale of marketable securities	(135)	(1)	(1,862)
Increase (decrease) in accrued severance pay, net	(32)	30	23
Deferred taxes expense (benefit)	(127)	49	230
Decrease (increase) in trade receivables	63	805	(443)
Decrease (increase) in prepaid expenses and other current assets	(253)	(256)	158
Increase (decrease) in trade payables	40	(110)	(9)
Increase (decrease) in accrued expenses and other liabilities	(425)	(221)	352
Increase (decrease) in deferred revenue	1,888	(853)	34
Increase (decrease) in other long-term liabilities	54	408	(41)
Other			1
Net cash used in operating activities	(1,631)	(1,095)	(1,969)
Cash flows from investing activities:
Investment in short-term bank deposit	(502)
Proceeds from sale of marketable securities	5,793	3,350	7,879
Investment in marketable securities	(3,548)	(1,899)	(6,048)
Purchase of property and equipment	(225)	(142)	(150)
Decrease (increase) in restricted cash	(94)	202	(190)
Net cash provided by investing activities	1,424	1,511	1,491
Cash Flows from financing activities
Proceeds from the issuance of shares, net	1,252
Proceeds from exercise of stock options	102	37	1
Net cash provided by financing activities	1,354	37	1
Effect of exchange rate changes on cash	(68)	(63)	(107)
Increase (decrease) in cash and cash equivalents	1,079	390	(584)
Cash and cash equivalents at the beginning of the year	3,438	3,048	3,632
Cash and cash equivalents at the end of the year	4,517	3,438	3,048
Supplemental disclosure of cash flows activities:
Cash paid during the year for taxes on income	67	90	219
Non-cash investing information:
Investment in leasehold improvements, computers and peripheral equipment upon accrued expenses and other liabilities and other long-term liabilities	$ 59	$ 17	$ 10